Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of GeoVax Labs, Inc. together with GeoVax, Inc. All intercompany transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying financial statements include the accounts of GeoVax Labs, Inc. and GeoVax, Inc. All intercompany transactions have been eliminated in consolidation. The financial statements are unaudited, but include all adjustments, consisting of normal recurring entries, which we believe to be necessary for a fair presentation of interim periods presented. Interim results are not necessarily indicative of results for a full year. The financial statements should be read in conjunction with our audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025. We expect our operating results to fluctuate for the foreseeable future; therefore, period-to-period comparisons should not be relied upon as predictive of the results in future periods.

We are devoting substantially all of our present efforts to research and development of our vaccine and immunotherapy candidates and will require additional funding to continue our research and development activities. We believe that our existing cash resources will be sufficient to continue our planned operations into September 2026. We plan to pursue additional capital resources through public or private equity or debt financings, government grants/contracts, arrangements with strategic partners, or from other sources. There can be no assurance that additional funding will be available on favorable terms or at all. These factors collectively raise substantial doubt about the Company’s ability to continue as a going concern. Management believes that we will be successful in securing the additional capital required to continue the Company’s planned operations, but that our plans do not fully alleviate the substantial doubt about the Company’s ability to operate as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

The accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock split described in Note 5.

Basis of Presentation and Going Concern

We are devoting substantially all of our present efforts to research and development of our vaccine and immunotherapy candidates and will require additional funding to continue our research and development activities. We believe that our existing cash resources will be sufficient to continue our planned operations into mid-second quarter of 2026. We plan to pursue additional capital resources through public or private equity or debt financing, government grants/contracts, arrangements with strategic partners, or from other sources. There can be no assurance that additional funding will be available on favorable terms or at all. These factors collectively raise substantial doubt about the Company’s ability to continue as a going concern. Management believes that we will be successful in securing the additional capital required to continue the Company’s planned operations, but that our plans do not fully alleviate the substantial doubt about the Company’s ability to operate as a going concern.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the issue date of these financial statements. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

The accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock splits described in Note 5.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Our cash and cash equivalents consist primarily of bank deposits and money market accounts. The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by high credit quality financial institutions. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property, Plant, and Equipment [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized. We calculate depreciation using the straight-line method over the estimated useful lives of the assets. We amortize leasehold improvements using the straight-line method over the term of the related lease.

Lessee, Leases [Policy Text Block]

Leases

We recognize leases in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 842, which requires lessees to classify leases as either financing or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. For our long-term operating leases, we recognize a right-of-use asset and a lease liability on our consolidated balance sheets. Right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term using an estimated rate of interest that we would pay to borrow equivalent funds on a collateralized basis at the lease commencement date. We recognize rent expense for operating leases on a straight-line basis over the lease term which is included in operating expenses in our consolidated statements of operations. Variable lease payments including lease operating expenses are recorded as incurred.

Long-Lived Asset, Excluding Intangible Asset and Goodwill, Impairment and Disposal [Policy Text Block]

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets. If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Liabilities [Policy Text Block]

Accrued Expenses

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not yet been billed by our third-party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date.

Earnings Per Share, Policy [Policy Text Block]

Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding, including any common shares that may be issuable upon exercise of prefunded warrants. Additional potentially dilutive securities, which include stock options and stock purchase warrants, have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. The securities that could potentially dilute basic earnings per share in the future and that have been excluded from the computation of diluted net loss per share totaled 3,920,464 and 278,056 shares at December 31, 2025 and 2024, respectively.

Revenue [Policy Text Block]

Revenue Recognition

We recognize revenue in accordance with FASB ASC Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

We have received payments from government entities under non-refundable grants and contracts in support of our vaccine development programs. We record revenue associated with these grants and contracts when the reimbursable costs are incurred and we have complied with all conditions necessary to receive the funds. From time to time, we may enter into collaborative research and development agreements for specific vaccine development approaches and/or disease indications whereby we receive third-party funding for preclinical research under certain of these arrangements. Each agreement is evaluated in accordance with the process defined by ASC Topic 606 and revenue is recognized accordingly.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expense

Research and development costs are charged to expense as incurred and consist of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) salaries, benefits, and stock-based compensation for personnel, (ii) laboratory supplies and facility-related expenses to conduct development, (iii) fees paid to third-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (iv) costs related to sponsored research agreements, (v) costs to procure and manufacture materials used in clinical trials, and (vi) license fees and other expenses associated with technology license agreements.

We accrue estimated costs of research and development activities conducted by third-party service providers, which may include the conduct of preclinical studies and clinical trials, and contract manufacturing activities. When evaluating the adequacy of the accrued liabilities, we analyze progress of the studies or trials, including clinical trial participant enrollment, completion of events, invoices received and other events. Advance payments for research and development activities are deferred and included in prepaid expenses and other assets. The deferred amounts are expensed as the related goods are delivered or the services are performed.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]		Patent Costs Our expenditures relating to obtaining and protecting patents are charged to expense when incurred and are included in general and administrative expense.
Comparability of Prior Year Financial Data, Policy [Policy Text Block]

Period-to-Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not be relied upon as predictive of the results for future periods.

Income Tax, Policy [Policy Text Block]

Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized.

Share-Based Payment Arrangement [Policy Text Block]

Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date. Stock-based compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance. Stock-based compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair value as calculated by the Black-Scholes option pricing model. We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award. See Note 6 for additional stock-based compensation information.

Segment Reporting, Policy [Policy Text Block]

Segment Information

The Company conducts its business activities and reports financial results as a single operating segment, biotechnology research and development. Using the management approach, qualitative and quantitative criteria established by ASC Topic 280, the Company has determined it has a single reportable segment. The Chief Operating Decision Maker (CODM) makes decisions about allocating resources and assessing performance in a manner consistent with the way the Company operates its business and presents its financial results. The measurement of segment assets is reported on the balance sheet as total assets. The CODM assesses significant expenses such as personnel costs, clinical trials costs, and manufacturing costs for clinical supplies in deciding whether to invest corporate capital into the segment. The Company’s CODM is the CEO. The nature of business and accounting policies of the biotechnology research and development segment are the same as described in the nature of business and summary of significant accounting policies.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

During the six months ended June 30, 2026, there have been no new accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-09, Improvements to Income Tax Disclosures. The ASU requires enhanced, disaggregated disclosures regarding rate reconciliation and income taxes paid. The Company adopted this standard effective January 1, 2025, using a prospective approach. The adoption of the ASU is reflected in Note 8 and did not have a material impact on our financial statements.

There have been no other recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on our financial statements.